UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Managed Volatility Moderate Growth Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This semiannual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$13	0.25%
Key Fund Statistics
Fund net assets	$12,264,485,123
Total number of portfolio holdings	252
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	19.3%
Foreign Exchange Risk	7.6%
Interest Rate Risk	4.6%
Short
Equity Risk	38.1%
Foreign Exchange Risk	1.9%
Interest Rate Risk	1.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
This semiannual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$26	0.50%
Key Fund Statistics
Fund net assets	$12,264,485,123
Total number of portfolio holdings	252
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	19.3%
Foreign Exchange Risk	7.6%
Interest Rate Risk	4.6%
Short
Equity Risk	38.1%
Foreign Exchange Risk	1.9%
Interest Rate Risk	1.2%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Managed Volatility Moderate Growth Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
03/26/2034	5.300%	796,000	787,643
Boeing Co. (The)
08/01/2059	3.950%	766,000	488,014
05/01/2060	5.930%	10,000	8,947
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	158,463
06/01/2034	5.350%	369,000	366,300
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	177,994
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	336,093
10/15/2047	4.030%	295,000	233,333
United Technologies Corp.
06/01/2036	6.050%	18,000	18,813
07/15/2038	6.125%	380,000	398,619
11/01/2046	3.750%	70,000	52,410
Total			3,026,629
Banking 0.1%
Bank of America Corp.(b)
10/24/2031	1.922%	65,000	53,121
02/04/2033	2.972%	1,271,000	1,075,972
03/20/2051	4.083%	20,000	15,976
Subordinated
09/21/2036	2.482%	129,000	103,004
Citigroup, Inc.(b)
01/25/2033	3.057%	346,000	293,411
06/11/2035	5.449%	312,000	309,618
Subordinated
02/13/2035	5.827%	375,000	371,706
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,296,000	1,065,060
HSBC Holdings PLC(b)
03/09/2044	6.332%	95,000	99,319
JPMorgan Chase & Co.(b)
04/22/2035	5.766%	624,000	640,563
Morgan Stanley(b)
07/21/2032	2.239%	285,000	233,146
Subordinated
09/16/2036	2.484%	639,000	505,713
Wells Fargo & Co.(b)
07/25/2034	5.557%	450,000	449,938
04/04/2051	5.013%	270,000	246,149
Total			5,462,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	751,424
12/01/2061	4.400%	55,000	35,902
06/30/2062	3.950%	265,000	157,006
Comcast Corp.
05/15/2053	5.350%	120,000	114,972
06/01/2054	5.650%	68,000	67,901
11/01/2056	2.937%	575,000	346,902
NBCUniversal Media LLC
01/15/2043	4.450%	546,000	471,455
Total			1,945,562
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	106,522
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	169,623
Diversified Manufacturing 0.0%
Carrier Global Corp.
02/15/2030	2.722%	275,000	242,880
04/05/2040	3.377%	380,000	294,269
Total			537,149
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	430,733
05/15/2051	3.450%	37,000	24,350
05/15/2052	5.250%	152,000	135,753
AES Corp. (The)
01/15/2031	2.450%	100,000	82,332
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	145,719
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	173,025
Constellation Energy Generation LLC
03/15/2054	5.750%	165,000	159,948
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	34,414
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	211,585
Duke Energy Carolinas LLC
01/15/2054	5.400%	225,000	215,618
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2052	5.000%	1,060,000	921,432
Duke Energy Indiana LLC
04/01/2050	2.750%	160,000	96,383
Emera US Finance LP
06/15/2046	4.750%	214,000	176,015
Eversource Energy
08/15/2030	1.650%	306,000	246,978
Exelon Corp.
03/15/2052	4.100%	418,000	320,662
03/15/2053	5.600%	543,000	522,408
FirstEnergy Corp.
03/01/2050	3.400%	178,000	118,182
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	116,000	95,843
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	128,574
NextEra Energy Capital Holdings, Inc.
03/15/2034	5.250%	685,000	673,036
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	313,000	307,185
Pacific Gas and Electric Co.
07/01/2050	4.950%	545,000	450,103
Southern California Edison Co.
06/01/2034	5.200%	274,000	267,447
Virginia Electric and Power Co.
01/15/2034	5.000%	567,000	550,945
Xcel Energy, Inc.
06/01/2032	4.600%	155,000	144,996
12/01/2049	3.500%	90,000	61,025
Total			6,694,691
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	226,000	208,379
Food and Beverage 0.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	495,126
05/15/2048	5.300%	350,000	315,674
Campbell Soup Co.
03/21/2034	5.400%	220,000	218,672
04/24/2050	3.125%	307,000	199,578
Coca-Cola Co. (The)
05/13/2064	5.400%	145,000	143,705
Constellation Brands, Inc.
05/01/2033	4.900%	234,000	225,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
04/01/2054	4.125%	25,000	20,230
04/01/2059	4.200%	250,000	199,383
Total			1,818,225
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	540,000	531,232
Cigna Corp.
03/15/2050	3.400%	647,000	440,618
CVS Health Corp.
06/01/2044	6.000%	230,000	225,490
07/20/2045	5.125%	766,000	673,564
HCA, Inc.
03/15/2052	4.625%	336,000	271,330
Total			2,142,234
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	157,008
08/15/2047	3.875%	109,000	79,046
Anthem, Inc.
08/15/2044	4.650%	135,000	117,759
Centene Corp.
02/15/2030	3.375%	185,000	164,159
10/15/2030	3.000%	333,000	284,866
03/01/2031	2.500%	404,000	331,793
UnitedHealth Group, Inc.
02/15/2053	5.875%	480,000	498,591
04/15/2053	5.050%	145,000	134,495
04/15/2064	5.500%	375,000	363,684
Total			2,131,401
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	108,814
Diamondback Energy, Inc.
04/18/2064	5.900%	182,000	175,699
Total			284,513
Integrated Energy 0.0%
BP Capital Markets America, Inc.
11/17/2034	5.227%	625,000	620,396
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	226,666
Total Capital International SA
06/29/2060	3.386%	80,000	53,605
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	207,186
Total			1,107,853
Life Insurance 0.0%
MetLife, Inc.
07/15/2052	5.000%	239,000	217,792
New York Life Global Funding(a)
01/09/2034	5.000%	295,000	289,678
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	201,501
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	144,000	98,393
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	137,485
05/15/2050	3.300%	250,000	169,417
Total			1,114,266
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	100,942
Meta Platforms, Inc.
05/15/2063	5.750%	315,000	323,901
Viacom, Inc.
03/15/2043	4.375%	135,000	89,537
Warnermedia Holdings, Inc.
03/15/2062	5.391%	814,000	634,956
Total			1,149,336
Midstream 0.0%
Enbridge, Inc.
04/05/2054	5.950%	320,000	317,579
Energy Transfer LP
05/15/2054	5.950%	438,000	424,290
09/01/2054	6.050%	210,000	205,866
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	83,921
03/01/2043	5.000%	320,000	279,120
09/01/2044	5.400%	69,000	63,164
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	98,092
MPLX LP
04/15/2048	4.700%	70,000	57,858
03/14/2052	4.950%	311,000	264,066
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	334,000	275,184
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	323,129
Total			2,392,269
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	122,086
02/15/2044	4.800%	249,000	216,067
05/15/2047	4.375%	170,000	136,571
NiSource, Inc.(b)
11/30/2054	6.950%	113,000	113,551
Sempra Energy
02/01/2048	4.000%	180,000	136,939
Total			725,214
Pharmaceuticals 0.1%
AbbVie, Inc.
03/15/2064	5.500%	332,000	327,644
Amgen, Inc.
02/22/2062	4.400%	235,000	186,760
03/02/2063	5.750%	863,000	846,107
Bristol-Myers Squibb Co.
02/22/2064	5.650%	728,000	711,334
Merck & Co., Inc.
05/17/2053	5.000%	270,000	254,097
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	615,000	584,727
Total			2,910,669
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	320,000	247,612
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	130,558
Total			378,170
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	810,000	812,403
CSX Corp.
11/15/2052	4.500%	95,000	81,321
Norfolk Southern Corp.
08/15/2052	4.050%	180,000	138,702
08/01/2054	5.350%	180,000	171,540
03/15/2064	5.950%	140,000	142,793
Total			1,346,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	184,980
04/01/2050	4.200%	115,000	91,737
Total			276,717
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	711,000	488,558
Home Depot, Inc. (The)
06/25/2054	5.300%	331,000	323,171
Lowe’s Companies, Inc.
04/01/2062	4.450%	673,000	523,818
09/15/2062	5.800%	49,000	47,603
Total			1,383,150
Technology 0.0%
Apple, Inc.
02/08/2051	2.650%	778,000	491,613
Broadcom, Inc.(a)
11/15/2036	3.187%	933,000	737,929
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	200,000	206,140
Intel Corp.
08/12/2051	3.050%	425,000	269,567
International Business Machines Corp.
02/06/2053	5.100%	200,000	186,655
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	156,873
02/15/2042	3.125%	169,000	119,254
Oracle Corp.
07/15/2046	4.000%	385,000	293,565
04/01/2050	3.600%	319,000	222,754
03/25/2061	4.100%	62,000	44,516
Total			2,728,866
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	138,000	145,704
Reynolds American, Inc.
08/15/2035	5.700%	155,000	151,393
Total			297,097
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	141,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Parcel Service, Inc.
05/22/2054	5.500%	80,000	79,284
05/22/2064	5.600%	437,000	432,127
Total			652,941
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	58,452
Vodafone Group PLC
06/28/2064	5.875%	240,000	230,652
Total			289,104
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,013,183
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	653,522
Total			1,666,705
Total Corporate Bonds & Notes (Cost $46,800,708)			42,946,740

Equity Funds 48.1%
	Shares	Value ($)
International 13.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	58,461,656	766,432,306
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	39,032,200	415,302,606
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	21,900,072	262,581,871
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	25,389,170	257,953,965
Total		1,702,270,748
U.S. Large Cap 29.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	4,140,540	211,126,107
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	6,319,666	658,319,575
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	7,509,388	340,400,544
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	29,879,830	660,344,244
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	7,735,454	326,436,173
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	6,861,617	280,708,758
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	4,354,109	290,027,204
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	7,441,794	283,160,262
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	5,514,453	285,042,083
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	7,455,705	325,441,542
Total		3,661,006,492
U.S. Mid Cap 1.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,034,418	50,448,579
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,277,848	50,129,969
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,034,604	49,981,732
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,070,045	48,772,639
Total		199,332,919
U.S. Small Cap 2.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	3,547,927	45,697,302
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	3,606,412	46,162,071
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	3,922,674	124,544,890
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	3,355,624	121,305,806
Total		337,710,069
Total Equity Funds (Cost $4,075,467,170)		5,900,320,228

Exchange-Traded Equity Funds 0.6%

U.S. Mid Large Cap 0.6%
iShares Russell 1000 Growth Index Fund	185,400	67,580,154
Total Exchange-Traded Equity Funds (Cost $58,489,955)		67,580,154

Exchange-Traded Fixed Income Funds 1.5%
	Shares	Value ($)
Investment Grade 1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	905,790	97,028,225
Vanguard Intermediate-Term Corporate Bond ETF	1,161,600	92,846,688
Total		189,874,913
Total Exchange-Traded Fixed Income Funds (Cost $189,547,826)		189,874,913

Fixed Income Funds 25.5%

Investment Grade 25.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	71,465,500	611,030,027
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	19,437,532	186,989,059
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	48,262,692	366,313,830
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,232,136	187,692,084
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	51,114,054	467,182,457
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	65,196,431	607,630,732
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	72,180,430	702,315,582
Total		3,129,153,771
Total Fixed Income Funds (Cost $3,670,535,527)		3,129,153,771

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/18/2039- 07/15/2054	3.000%	292,302,000	249,696,270
07/18/2039- 07/15/2054	3.500%	82,550,000	74,304,707
07/18/2039- 07/15/2054	4.000%	160,030,000	147,875,346
07/15/2054	4.500%	102,200,000	96,343,461
07/15/2054	5.000%	73,900,000	71,417,422
Total Residential Mortgage-Backed Securities - Agency (Cost $642,889,718)			639,637,206

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2043	4.375%	1,243,000	1,200,078
Total U.S. Treasury Obligations (Cost $1,173,614)			1,200,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $75,438,453)	55,395,200

Money Market Funds 22.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(c),(f)	2,749,820,838	2,748,995,892
Total Money Market Funds (Cost $2,749,106,817)		2,748,995,892
Total Investments in Securities (Cost: $11,509,449,788)		12,775,104,182
Other Assets & Liabilities, Net		(510,619,059)
Net Assets		12,264,485,123
At June 30, 2024, securities and/or cash totaling $143,647,776 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,000,000 AUD	3,323,566 USD	Barclays	07/26/2024	—	(14,173)
50,325,156 USD	45,000,000 CHF	Barclays	07/26/2024	—	(89,384)
17,367,170 USD	16,000,000 EUR	Barclays	07/26/2024	—	(212,002)
230,283,542 USD	35,750,000,000 JPY	Barclays	07/26/2024	—	(7,242,474)
40,000,000 EUR	42,723,200 USD	Citi	07/26/2024	—	(164,720)
20,000,000 GBP	25,707,660 USD	Citi	07/26/2024	421,980	—
3,000,000,000 JPY	19,333,260 USD	Citi	07/26/2024	616,527	—
53,828,581 USD	570,000,000 SEK	Citi	07/26/2024	16,424	—
29,189,900 USD	40,000,000 CAD	Goldman Sachs International	07/26/2024	65,394	—
49,638,225 USD	39,000,000 GBP	Goldman Sachs International	07/26/2024	—	(331,149)
12,914,299 USD	2,000,000,000 JPY	Goldman Sachs International	07/26/2024	—	(436,477)
31,096,000 USD	50,000,000 NZD	Goldman Sachs International	07/26/2024	—	(640,600)
22,500,000 CHF	25,010,563 USD	HSBC	07/26/2024	—	(107,323)
28,000,000 EUR	30,520,000 USD	HSBC	07/26/2024	498,456	—
20,262,370 USD	30,500,000 AUD	HSBC	07/26/2024	97,844	—
48,536,450 USD	38,000,000 GBP	Morgan Stanley	07/26/2024	—	(493,658)
113,095,035 USD	1,190,000,000 NOK	Morgan Stanley	07/26/2024	—	(1,569,132)
2,500,000 CHF	2,811,810 USD	UBS	07/26/2024	20,934	—
250,000,000 NOK	23,652,257 USD	UBS	07/26/2024	222,445	—
34,846,240 USD	52,000,000 AUD	UBS	07/26/2024	—	(133,744)
251,774,520 USD	232,000,000 EUR	UBS	07/26/2024	—	(3,024,584)
50,000,000 NZD	30,579,750 USD	Wells Fargo	07/26/2024	124,350	—
350,000,000 SEK	33,684,129 USD	Wells Fargo	07/26/2024	621,407	—
Total				2,705,761	(14,459,420)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	3,938	09/2024	EUR	193,985,880	248,469	—
FTSE 100 Index	389	09/2024	GBP	31,944,680	135,212	—
IBEX 35 Index	1,040	07/2024	EUR	113,110,400	20,116	—
MSCI Singapore Index	340	07/2024	SGD	10,755,900	46,093	—
OMXS30 Index	4,720	07/2024	SEK	1,216,816,000	181,528	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	5,031	09/2024	USD	1,388,933,325	4,223,751	—
S&P 500 Index E-mini	1,104	09/2024	USD	304,786,800	—	(655,070)
TOPIX Index	1,045	09/2024	JPY	29,369,725,000	1,927,108	—
U.S. Long Bond	73	09/2024	USD	8,636,813	97,214	—
U.S. Treasury 10-Year Note	466	09/2024	USD	51,252,719	439,662	—
U.S. Treasury 10-Year Note	500	09/2024	USD	54,992,188	—	(234,387)
U.S. Treasury 2-Year Note	901	09/2024	USD	184,001,094	380,530	—
U.S. Treasury 2-Year Note	140	09/2024	USD	28,590,625	—	(48,362)
U.S. Treasury 5-Year Note	1,965	09/2024	USD	209,426,016	890,787	—
U.S. Treasury 5-Year Note	230	09/2024	USD	24,512,969	—	(20,809)
U.S. Treasury Ultra Bond	4	09/2024	USD	501,375	3,424	—
Total					8,593,894	(958,628)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(242)	09/2024	EUR	(111,338,150)	—	(1,078,023)
Russell 2000 Index E-mini	(835)	09/2024	USD	(86,213,750)	—	(108,048)
S&P/TSX 60 Index	(325)	09/2024	CAD	(85,182,500)	—	(607,302)
SPI 200 Index	(169)	09/2024	AUD	(32,836,700)	—	(228,710)
U.S. Long Bond	(180)	09/2024	USD	(21,296,250)	202,149	—
U.S. Long Bond	(388)	09/2024	USD	(45,905,250)	—	(362,920)
U.S. Treasury 10-Year Note	(46)	09/2024	USD	(5,059,281)	—	(42,950)
U.S. Treasury 5-Year Note	(6)	09/2024	USD	(639,469)	—	(4,170)
U.S. Treasury Ultra 10-Year Note	(6)	09/2024	USD	(681,188)	3,300	—
U.S. Treasury Ultra 10-Year Note	(22)	09/2024	USD	(2,497,688)	—	(25,484)
U.S. Treasury Ultra Bond	(568)	09/2024	USD	(71,195,250)	—	(38,077)
Total					205,449	(2,495,684)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,174,003,200	2,150	4,300.00	12/19/2025	18,086,933	17,640,750
S&P 500 Index	Morgan Stanley	USD	1,266,831,360	2,320	4,200.00	12/19/2025	19,876,662	15,335,200
S&P 500 Index	Morgan Stanley	USD	627,955,200	1,150	4,100.00	12/19/2025	12,841,506	7,653,250
S&P 500 Index	Morgan Stanley	USD	690,750,720	1,265	4,000.00	12/19/2025	15,271,746	7,526,750
S&P 500 Index	Morgan Stanley	USD	627,955,200	1,150	4,050.00	12/19/2025	9,361,606	7,239,250
Total							75,438,453	55,395,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $4,542,094, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	2,826,829,083	1,486,499,708	(1,563,837,094)	(495,805)	2,748,995,892	—	207,919	74,182,568	2,749,820,838
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	202,729,371	—	(7,713,021)	16,109,757	211,126,107	—	15,590,402	—	4,140,540
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	627,590,971	—	(25,054,282)	55,782,886	658,319,575	—	41,339,066	—	6,319,666
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	616,521,148	—	(3,117,781)	(2,373,340)	611,030,027	—	(499,839)	—	71,465,500
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	321,204,835	—	(14,397,150)	33,592,859	340,400,544	—	31,482,868	—	7,509,388
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	184,282,039	—	(15,931)	2,722,951	186,989,059	—	(1,717)	—	19,437,532
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	381,894,289	—	(786,710)	(14,793,749)	366,313,830	—	(171,145)	—	48,262,692
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	746,533,744	33,297,354	—	(13,398,792)	766,432,306	—	—	33,297,354	58,461,656
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	627,603,738	—	(44,458,535)	77,199,041	660,344,244	—	21,556,064	—	29,879,830
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	321,732,166	—	(9,758,128)	14,462,135	326,436,173	—	13,844,054	—	7,735,454
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	59,849,378	—	(5,750,800)	(3,649,999)	50,448,579	—	7,597,309	—	1,034,418
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	60,006,525	—	(6,427,716)	(3,448,840)	50,129,969	—	6,782,994	—	1,277,848
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	66,830,667	—	(20,907,339)	(226,026)	45,697,302	—	(93,808)	—	3,547,927
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	64,823,231	—	(33,361,151)	14,699,991	46,162,071	—	(8,417,857)	—	3,606,412
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	190,536,425	—	(1,095,900)	(1,748,441)	187,692,084	—	(167,475)	—	21,232,136
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	470,624,796	—	(1,694,690)	(1,747,649)	467,182,457	—	(306,740)	—	51,114,054
CTIVP® – MFS® Value Fund, Class 1 Shares
	279,896,248	—	(7,921,493)	8,734,003	280,708,758	—	8,956,057	—	6,861,617
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	281,639,272	—	(8,686,551)	17,074,483	290,027,204	—	17,572,277	—	4,354,109
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	281,614,166	—	(10,101,046)	11,647,142	283,160,262	—	11,409,635	—	7,441,794
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	615,275,198	—	(1,963,718)	(5,680,748)	607,630,732	—	(198,574)	—	65,196,431
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	59,614,955	—	(5,210,652)	(4,422,571)	49,981,732	—	6,810,872	—	1,034,604
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	60,470,105	—	(5,273,314)	(6,424,152)	48,772,639	—	7,656,952	—	1,070,045
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	17,269,228	258,900,000	—	8,872,855	285,042,083	—	—	—	5,514,453
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,482,042	—	(1,302,500)	136,040	702,315,582	—	(144,049)	—	72,180,430
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	312,549,587	—	(12,890,450)	25,782,405	325,441,542	—	24,993,644	—	7,455,705
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	397,231,507	5,288,896	(3,734,418)	16,516,621	415,302,606	—	256,068	5,288,896	39,032,200
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	259,346,690	1,789,752	(8,803,956)	10,249,385	262,581,871	—	1,093,304	1,789,751	21,900,072
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	257,611,971	7,454,326	(8,017,993)	905,661	257,953,965	—	2,383,479	7,454,326	25,389,170
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	170,401,469	—	(33,651,726)	(12,204,853)	124,544,890	—	26,110,686	—	3,922,674
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	174,360,699	—	(32,314,949)	(20,739,944)	121,305,806	—	19,973,264	—	3,355,624
Total	11,640,355,543			223,133,306	11,778,469,891	—	255,615,710	122,012,895

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	42,946,740	—	—	42,946,740
Equity Funds	—	—	—	5,900,320,228	5,900,320,228
Exchange-Traded Equity Funds	67,580,154	—	—	—	67,580,154
Exchange-Traded Fixed Income Funds	189,874,913	—	—	—	189,874,913
Fixed Income Funds	—	—	—	3,129,153,771	3,129,153,771
Residential Mortgage-Backed Securities - Agency	—	639,637,206	—	—	639,637,206
U.S. Treasury Obligations	—	1,200,078	—	—	1,200,078
Put Option Contracts Purchased	55,395,200	—	—	—	55,395,200
Money Market Funds	2,748,995,892	—	—	—	2,748,995,892
Total Investments in Securities	3,061,846,159	683,784,024	—	9,029,473,999	12,775,104,182
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,705,761	—	—	2,705,761
Futures Contracts	8,799,343	—	—	—	8,799,343
Liability
Forward Foreign Currency Exchange Contracts	—	(14,459,420)	—	—	(14,459,420)
Futures Contracts	(3,454,312)	—	—	—	(3,454,312)
Total	3,067,191,190	672,030,365	—	9,029,473,999	12,768,695,554
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $938,901,821)	$941,239,091
Affiliated issuers (cost $10,495,109,514)	11,778,469,891
Option contracts purchased (cost $75,438,453)	55,395,200
Cash collateral held at broker for:
Option contracts purchased	27,842,956
TBA	9,000
Margin deposits on:
Futures contracts	115,795,819
Unrealized appreciation on forward foreign currency exchange contracts	2,705,761
Receivable for:
Investments sold	10,920,188
Investments sold on a delayed delivery basis	61,835,957
Capital shares sold	2,310
Dividends	11,558,431
Interest	1,659,450
Variation margin for futures contracts	3,607,909
Prepaid expenses	42,655
Total assets	13,011,084,618
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	14,459,420
Payable for:
Investments purchased on a delayed delivery basis	705,465,185
Capital shares redeemed	15,587,202
Variation margin for futures contracts	9,516,150
Management services fees	59,564
Distribution and/or service fees	84,080
Service fees	561,625
Compensation of chief compliance officer	1,109
Compensation of board members	17,280
Other expenses	128,599
Deferred compensation of board members	719,281
Total liabilities	746,599,495
Net assets applicable to outstanding capital stock	$12,264,485,123
Represented by
Trust capital	$12,264,485,123
Total - representing net assets applicable to outstanding capital stock	$12,264,485,123
Class 1
Net assets	$20,434,663
Shares outstanding	1,114,525
Net asset value per share	$18.33
Class 2
Net assets	$12,244,050,460
Shares outstanding	675,753,296
Net asset value per share	$18.12
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,514,526
Dividends — affiliated issuers	122,012,895
Interest	3,204,679
Total income	129,732,100
Expenses:
Management services fees	11,409,847
Distribution and/or service fees
Class 2	15,254,443
Service fees	3,668,809
Custodian fees	29,084
Printing and postage fees	59,714
Accounting services fees	15,328
Legal fees	71,977
Interest on collateral	610
Compensation of chief compliance officer	1,098
Compensation of board members	70,966
Deferred compensation of board members	100,180
Other	78,456
Total expenses	30,760,512
Net investment income	98,971,588
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	49,869,572
Investments — affiliated issuers	255,615,710
Foreign currency translations	(2,669,626)
Forward foreign currency exchange contracts	(12,034,729)
Futures contracts	256,173,139
Option contracts purchased	(46,442,448)
Option contracts written	4,617,887
Net realized gain	505,129,505
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(46,007,320)
Investments — affiliated issuers	223,133,306
Forward foreign currency exchange contracts	(28,971,882)
Futures contracts	(38,684,026)
Option contracts purchased	(11,613,260)
Option contracts written	(276,836)
Net change in unrealized appreciation (depreciation)	97,579,982
Net realized and unrealized gain	602,709,487
Net increase in net assets resulting from operations	$701,681,075
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$98,971,588	$207,706,293
Net realized gain	505,129,505	413,717,671
Net change in unrealized appreciation (depreciation)	97,579,982	790,351,220
Net increase in net assets resulting from operations	701,681,075	1,411,775,184
Decrease in net assets from capital stock activity	(786,309,517)	(1,313,712,150)
Total increase (decrease) in net assets	(84,628,442)	98,063,034
Net assets at beginning of period	12,349,113,565	12,251,050,531
Net assets at end of period	$12,264,485,123	$12,349,113,565

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	174,029	3,109,936	272,588	4,378,050
Shares redeemed	(50,948)	(912,896)	(155,884)	(2,521,904)
Net increase	123,081	2,197,040	116,704	1,856,146
Class 2
Shares sold	76,071	1,347,589	65,233	1,046,648
Shares redeemed	(44,951,767)	(789,854,146)	(82,287,931)	(1,316,614,944)
Net decrease	(44,875,696)	(788,506,557)	(82,222,698)	(1,315,568,296)
Total net decrease	(44,752,615)	(786,309,517)	(82,105,994)	(1,313,712,150)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

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Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$17.29	0.17	0.87	1.04
Year Ended 12/31/2023	$15.37	0.32	1.60	1.92
Year Ended 12/31/2022	$18.73	0.16	(3.52)	(3.36)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Year Ended 12/31/2020	$15.53	0.13	1.52	1.65
Year Ended 12/31/2019(d)	$14.19	0.13	1.21	1.34
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$17.11	0.14	0.87	1.01
Year Ended 12/31/2023	$15.24	0.27	1.60	1.87
Year Ended 12/31/2022	$18.62	0.12	(3.50)	(3.38)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49
Year Ended 12/31/2020	$15.52	0.08	1.53	1.61
Year Ended 12/31/2019	$13.36	0.18	1.98	2.16

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$18.33	6.02%	0.25% (c)	0.25% (c)	1.88%	65%	$20,435
Year Ended 12/31/2023	$17.29	12.49%	0.25% (c)	0.25% (c)	1.99%	158%	$17,147
Year Ended 12/31/2022	$15.37	(17.94% )	0.25% (c)	0.25% (c)	1.00%	149%	$13,442
Year Ended 12/31/2021	$18.73	9.02%	0.25% (c)	0.25% (c)	0.69%	184%	$11,155
Year Ended 12/31/2020	$17.18	10.63%	0.25%	0.25%	0.82%	163%	$4,268
Year Ended 12/31/2019 (d)	$15.53	9.44%	0.24%	0.24%	1.01%	138%	$1,093
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$18.12	5.90%	0.50% (c)	0.50% (c)	1.62%	65%	$12,244,050
Year Ended 12/31/2023	$17.11	12.27%	0.50% (c)	0.50% (c)	1.70%	158%	$12,331,967
Year Ended 12/31/2022	$15.24	(18.15% )	0.50% (c)	0.50% (c)	0.71%	149%	$12,237,609
Year Ended 12/31/2021	$18.62	8.70%	0.49% (c)	0.49% (c)	0.47%	184%	$16,364,939
Year Ended 12/31/2020	$17.13	10.37%	0.50%	0.50%	0.51%	163%	$15,841,609
Year Ended 12/31/2019	$15.52	16.17%	0.49%	0.49%	1.25%	138%	$15,229,993
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	6,782,277 *
Equity risk	Investments, at value — Option contracts purchased	55,395,200
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,705,761
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,017,066 *
Total		66,900,304

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	2,677,153 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	14,459,420
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	777,159 *
Total		17,913,732

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	260,316,534	(46,442,448)	4,617,887	218,491,973
Foreign exchange risk	(12,034,729)	—	—	—	(12,034,729)
Interest rate risk	—	(4,143,395)	—	—	(4,143,395)
Total	(12,034,729)	256,173,139	(46,442,448)	4,617,887	202,313,849

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(36,390,095)	(11,613,260)	(276,836)	(48,280,191)
Foreign exchange risk	(28,971,882)	—	—	—	(28,971,882)
Interest rate risk	—	(2,293,931)	—	—	(2,293,931)
Total	(28,971,882)	(38,684,026)	(11,613,260)	(276,836)	(79,546,004)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,737,010,761
Futures contracts — short	390,208,407

Derivative instrument	Average value ($)
Option contracts purchased	66,664,396
Option contracts written	(484,503)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	4,438,060	(6,697,278)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	1,054,931	65,394	596,300	-	-	243,379	745,757	2,705,761
Put option contracts purchased	-	-	-	-	55,395,200	-	-	-	55,395,200
Total assets	-	1,054,931	65,394	596,300	55,395,200	-	243,379	745,757	58,100,961
Liabilities
Forward foreign currency exchange contracts	7,558,033	164,720	1,408,226	107,323	-	2,062,790	3,158,328	-	14,459,420
Total financial and derivative net assets	(7,558,033)	890,211	(1,342,832)	488,977	55,395,200	(2,062,790)	(2,914,949)	745,757	43,641,541
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-
Net amount (c)	(7,558,033)	890,211	(1,342,832)	488,977	55,395,200	(2,062,790)	(2,914,949)	745,757	43,641,541

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.19% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2024 through April 30, 2025 (%)	Prior to May 1, 2024 (%)
Class 1	0.77	0.78
Class 2	1.02	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,474,518,269 and $7,033,542,815, respectively, for the six months ended June 30, 2024, of which $5,415,406,441 and $5,524,119,553, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2024

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Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7048_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024